Equity-Based Compensation (Details) - Schedule of summarizes stock option activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of summarizes stock option activity [Abstract]
Number of Shares, Options outstanding at December 31, 2020 | shares	5,622,000
Weighted Average Exercise Price per Unit, Options outstanding at December 31, 2020 | $ / shares	$ 0.15
Weighted-Average Remaining Contractual Term (in years), Options outstanding at December 31, 2020	9 years 7 months 28 days
Aggregate Intrinsic Value, Options outstanding at December 31, 2020 | $	$ 6,481
Number of Shares, Outstanding at December 31, 2020 | shares	2,018,000
Weighted Average Exercise Price per Unit, Outstanding at December 31, 2020 | $ / shares	$ 0.42
Weighted-Average Remaining Contractual Term (in years), Outstanding at December 31, 2020	9 years 7 months 28 days
Aggregate Intrinsic Value, Outstanding at December 31, 2020 | $	$ 6,481
Number of Shares, Granted | shares	63,000
Weighted Average Exercise Price per Unit, Granted | $ / shares	$ 5.06
Aggregate Intrinsic Value, Granted | $
Number of Shares, Cancelled | shares	126,000
Weighted Average Exercise Price per Unit, Cancelled | $ / shares	$ 0.34
Aggregate Intrinsic Value, Cancelled | $
Number of Shares, Exercised | shares	5,000
Weighted Average Exercise Price per Unit, Exercised | $ / shares	$ 0.1
Aggregate Intrinsic Value, Exercised | $
Number of Shares, Options outstanding at December 31, 2021 | shares	1,950,000
Weighted Average Exercise Price per Unit, Options outstanding at December 31, 2021 | $ / shares	$ 0.54
Weighted-Average Remaining Contractual Term (in years), Options outstanding at December 31, 2021	8 years 6 months 3 days
Aggregate Intrinsic Value, Options outstanding at December 31, 2021 | $	$ 16,519
Number of Shares, Options exercisable at December 31, 2021 | shares	1,146,000
Weighted Average Exercise Price per Unit, Options exercisable at December 31, 2021 | $ / shares	$ 0.45
Weighted-Average Remaining Contractual Term (in years), Options exercisable at December 31, 2021	8 years 4 months 9 days
Aggregate Intrinsic Value, Options exercisable at December 31, 2021 | $	$ 9,526
Number of Shares, Options exercisable at December 31, 2020 | shares	714,000
Weighted Average Exercise Price per Unit, Options exercisable at December 31, 2020 | $ / shares	$ 0.64
Aggregate Intrinsic Value, Options exercisable at December 31, 2020	9 years 5 months 19 days
Aggregate Intrinsic Value, Options exercisable at December 31, 2020 | $	$ 2,205
Number of Shares, Unvested at December 31, 2021 | shares	804,000
Weighted Average Exercise Price per Unit, Unvested at December 31, 2021 | $ / shares	$ 0.67
Weighted-Average Remaining Contractual Term (in years), Unvested at December 31, 2021	8 years 8 months 23 days
Aggregate Intrinsic Value, Unvested at December 31, 2021 | $	$ 6,503
Number of Shares, Unvested at December 31, 2020 | shares	1,304,000
Weighted Average Exercise Price per Unit, Unvested at December 31, 2020 | $ / shares	$ 0.32
Weighted-Average Remaining Contractual Term (in years), Unvested at December 31, 2020	9 years 9 months 14 days
Aggregate Intrinsic Value, Unvested at December 31, 2020 | $	$ 161
Number of Shares, Recapitalization Impact | shares	(3,604,000)
Weighted Average Exercise Price per Unit, Recapitalization Impact | $ / shares	$ 0.27
Aggregate Intrinsic Value, Recapitalization Impact | $